AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Principal Amount	General Obligation Bonds (4.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Bowling Green, Kentucky
$1,605,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$1,542,261

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,931,164

	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	617,557

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	949,412
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	981,922

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	681,878
	Total General Obligation Bonds		8,704,194

	Revenue Bonds (81.5%)
	State Agency (24.0%)
	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,158,300
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,232,900
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,155,740

	Kentucky Rural Water Finance Corp.
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,500
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,598
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,648
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,679
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,571
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,699
175,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	175,375
100,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	100,215
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	436,157
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	451,193
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	466,228
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	491,294
265,000	2.000%, 02/01/35 Series 2020I	NR/A+/NR	263,447
475,000	2.000%, 02/01/36 Series 2020I	NR/A+/NR	468,901
280,000	2.000%, 02/01/37 Series 2020I	NR/A+/NR	275,134
615,000	3.000%, 08/01/31 Series 2021D	NR/A+/NR	676,881
625,000	3.000%, 08/01/32 Series 2021D	NR/A+/NR	685,844
580,000	3.000%, 08/01/33 Series 2021D	NR/A+/NR	636,301

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State Agency (continued)
	Kentucky State Office Building COP
$2,250,000	4.000%, 04/15/27	A1/NR/NR	$2,587,118
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,870,453

	Kentucky State Property and Buildings Commission
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	651,456
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	682,602
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	826,403
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,436,050
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,729,350
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,448,612
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,701,707
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,906,650
1,400,000	4.000%, 10/01/30 Project 114	A1/A-/A+	1,588,314
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,058,300
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,205,730
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,411,260
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	597,265
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,648,730
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,165,250
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,236,950
	Total State Agency		45,974,805

	Airports (3.6%)
	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A/A+	2,209,456
2,325,000	5.000%, 07/01/26 AMT	NR/A/A+	2,569,892
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A/A+	2,094,600
	Total Airports		6,873,948

	City (1.3%)
	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	784,540
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	799,312
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	801,706
	Total City		2,385,558

	City & County (0.6%)
	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	1,027,750

	Excise Tax (1.0%)
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,925,902

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (6.9%)
	City of Ashland, Kentucky, Medical Center (King's Daughter)
$460,000	5.000%, 02/01/31 Series 2019	Baa2/BBB-/BBB+	$573,160
450,000	5.000%, 02/01/32 Series 2019	Baa2/BBB-/BBB+	559,094

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	2,918,535
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	4,148,795
2,610,000	3.000%, 10/01/43 Series A	NR/A/A+	2,761,093

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	716,406

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	926,227

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/A+/NR	693,852
	Total Healthcare		13,297,162

	Higher Education (12.8%)
	Boyle County, Kentucky Educational Facilities Refunding, Series 2017 (Centre College)
2,050,000	5.000%, 06/01/28	A3/A/NR	2,461,763
1,000,000	5.000%, 06/01/29	A3/A/NR	1,194,710

	Eastern Kentucky University General Receipts
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,489,161
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	962,177

	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	366,830

	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
430,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	459,911

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	578,830
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	691,459

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Kentucky State University COP
$300,000	4.000%, 11/01/34 Series 2021 BAMI Insured	NR/AA/NR	$367,500
310,000	4.000%, 11/01/36 Series 2021 BAMI Insured	NR/AA/NR	378,464
740,000	4.000%, 11/01/38 Series 2021 BAMI Insured	NR/AA/NR	907,736

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,575,814

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,131,190
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,095,760

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,056,275

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	1,026,343

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA/NR	1,154,420

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA+/NR	2,899,050

	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,359,994
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,396,967
	Total Higher Education		24,554,354

	Housing (0.6%)
	Kentucky Housing Multifamily Mortgage Revenue
1,060,000	5.000%, 06/01/35 AMT (mandatory put 6/01/23)	NR/NR/NR*	1,062,131

	Local Public Property (6.3%)
	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,955,967
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,644,740
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,073,167

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	Kentucky Association of Counties Finance Corp. Financing Program
$515,000	4.000%, 02/01/25	NR/AA-/NR	$516,406
30,000	4.250%, 02/01/24 Series A	NR/AA-/NR	30,095
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	350,973
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	376,771
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	413,523
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	450,800
380,000	3.000%, 02/01/30 Series C	NR/AA-/NR	420,698
460,000	3.000%, 02/01/32 Series D	NR/AA-/NR	503,065
470,000	3.000%, 02/01/33 Series D	NR/AA-/NR	512,150
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,312,003

	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 First Series A	NR/AA-/NR	554,168
590,000	2.000%, 02/01/38 First Series A	NR/AA-/NR	565,645
600,000	2.000%, 02/01/39 First Series A	NR/AA-/NR	571,836
730,000	3.000%, 02/01/41 Series F	NR/AA-/NR	777,304
	Total Local Public Property		12,029,311

	School Building (14.1%)
	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	972,115

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,447,180

	Franklin County, Kentucky School District Finance Corp.
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,220,647

	Hopkins County, Kentucky School District Finance Corp.
1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,486,050

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	912,951
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,201,657
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,202,840
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,757,593

	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,518,368

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	640,240
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	684,415

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Building (continued)
	Scott County, Kentucky School District Finance Corp. School Building
$2,000,000	4.000%, 02/01/32	Aa3/NR/NR	$2,440,680

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,668,128
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,791,336
	Total School Building		26,944,200

	Student Loan (2.3%)
	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/AAA/A	1,467,158
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	438,784
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	694,200
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	528,080
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	889,260
350,000	5.000%, 06/01/31 Senior Series 2021A-1 AMT	NR/A/A	446,257
	Total Student Loan		4,463,739

	Turnpike/Highway (6.1%)
	Kentucky State Turnpike Authority
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,639,658
1,200,000	5.000%, 07/01/31 Series A	Aa3/NR/NR	1,600,128
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	2,030,389
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,461,591
	Total Turnpike/Highway		11,731,766

	Utilities (1.9%)
	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,134,886

	Murray, Kentucky Electric Plant Board
1,380,000	3.000%, 12/01/35 Series 2021 AGMC Insured	A2/AA/NR	1,520,263
	Total Utilities		3,655,149
	Total Revenue Bonds		155,925,775

	Pre-Refunded\Escrowed to Maturity Bonds (11.5%)††
	Pre-Refunded Revenue Bonds\ Escrowed to Maturity Bonds (11.5%)
	State Agency (1.4%)
	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,081,730
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,622,595
	Total State Agency		2,704,325

Principal Amount	Pre-Refunded\Escrowed to Maturity Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Airports (1.4%)
	Lexington-Fayette Urban County Airport Board, Kentucky
$1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	$1,591,589
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	409,412
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	767,648
	Total Airports		2,768,649

	City (0.6%)
	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA-/NR	1,063,620

	Healthcare (3.8%)
	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured ETM	A2/AA/NR	757,109
675,000	5.500%, 08/01/23 AGMC Insured ETM	A2/AA/NR	729,223
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	538,205

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,267,630
	Total Healthcare		7,292,167

	School Building (0.6%)
	Fayette County, Kentucky School District Finance Corp.
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,081,330

	Turnpike/Highway (3.2%)
	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,119,550
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,023,910
	Total Turnpike/Highway		6,143,460

	Utilities (0.5%)
	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa2/NR/NR	1,003,630
	Total Pre-Refunded\ Escrowed to Maturity Bonds		22,057,181
	Total Municipal Bonds (cost $178,279,694)		186,687,150

Shares	Short-Term Investment (1.4%)	Ratings Moody's, S&P and Fitch	Value	(a)
2,697,351	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $2,697,351)	Aaa-mf/AAAm/NR	$ 2,697,351

	Total Investments (cost $180,977,045-note b)	99.0%	189,384,501
	Other assets less liabilities	1.0	1,967,937
	Net Assets	100.0%	$ 191,352,438

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P	0.8%
	Pre-refunded bonds\ ETM bonds††	11.8
	Aa of Moody's or AA of S&P or Fitch	36.7
	A of Moody's or S&P or Fitch	47.2
	Baa of Moody's or BBB of S&P or Fitch	2.9
	Not Rated*	0.6
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $180,977,045 amounted to of $8,407,456, which consisted of aggregate gross unrealized appreciation of $8,713,276 and aggregate gross unrealized depreciation of $305,820.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$2,697,351
Level 2 – Other Significant Observable Inputs - Municipal Bonds	186,687,150
Level 3 – Significant Unobservable Inputs	–
Total	$189,384,501

+ See schedule of investments for a detailed listing of securities.